SCHEDULE OF PURCHASES AND ITS OUTSTANDING PAYABLE BALANCES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Vendor A [Member]
Concentration Risk [Line Items]
Accounts payable	$ 311	$ 220	$ 67	$ 103
Vendor B [Member]
Concentration Risk [Line Items]
Accounts payable			$ 57	$ 109
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Percentage of purchases	11.50%	19.60%	15.90%	25.40%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Percentage of purchases			14.20%	16.10%